SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2019
SEGMENT REPORTING
Summary information by segment

	For the year ended June 30, 2019
	Multi-	Event		Movie
	Channel	Planning and	Film	Theater
	Advertising	Execution	Production	Operating	Total
Revenue	$7,958,143	$2,604,892	$775,080	$341,575	$11,679,690
Cost of revenue and related taxes	2,580,905	475,901	182,319	148,468	3,387,593
Gross profit	5,377,238	2,128,991	592,761	193,107	8,292,097
Operating expenses	957,517	313,419	93,257	41,098	1,405,291
Income from operations	4,419,721	1,815,572	499,504	152,009	6,886,806
Net income	$3,330,128	$1,367,902	$376,347	$114,542	$5,188,919

	For the year ended June 30, 2018
	Multi-	Event		Movie
	Channel	Planning and	Film	Theater
	Advertising	Execution	Production	Operating	Total
Revenue	$4,005,598	$1,032,195	$—	$—	$5,037,793
Cost of revenue and related taxes	1,443,464	209,335	—	—	1,652,799
Gross profit	2,562,134	822,860	—	—	3,384,994
Operating expenses	252,853	65,157	—	—	318,010
Income from operations	2,309,281	757,703	—	—	3,066,984
Net income	$1,751,062	$574,537	$—	$—	$2,325,599

	For the year ended June 30, 2017
	Multi-	Event		Movie
	Channel	Planning and	Film	Theater
	Advertising	Execution	Production	Operating	Total
Revenue	$2,175,371	$1,642,203	$—	$—	$3,817,574
Cost of revenue and related taxes	807,590	129,190	—	—	936,780
Gross profit	1,367,781	1,513,013	—	—	2,880,794
Operating expenses	389,548	294,073	—	—	683,621
Income from operations	978,233	1,218,940	—	—	2,197,173
Net income	$731,303	$911,266	$—	$—	$1,642,569

	As of June 30,	As of June 30,
	2019	2018
Total assets:	$—	$—
Multi-Channel Advertising	7,311,842	2,068,875
Event Planning and Execution	2,393,342	533,125
Film Production	332,542	291,509
Movie Theater Operating	1,061,294	—
Total Assets	$11,099,020	$2,893,509